Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Past Due Financing Receivable
Total Recorded Investment	$ 31,153	$ 30,877
Total Lease Receivable and Loan Receivable Portfolio Segments
Past Due Financing Receivable
Total Recorded Investment	19,301	19,259
Recorded Investment Not Accruing	300	331
Recorded investment, impaired financing receivables with related allowance	249	269
Impaired financing receivables, related allowance	219	250
Total Lease Receivable and Loan Receivable Portfolio Segments | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	782	825
Recorded Investment > 90 Days and Accruing	494	507
Billed Invoices > 90 Days and Accruing	52	77
Total Lease Receivable and Loan Receivable Portfolio Segments | Americas
Past Due Financing Receivable
Total Recorded Investment	10,644	10,626
Total Lease Receivable and Loan Receivable Portfolio Segments | EMEA
Past Due Financing Receivable
Total Recorded Investment	5,016	4,946
Total Lease Receivable and Loan Receivable Portfolio Segments | Asia Pacific
Past Due Financing Receivable
Total Recorded Investment	3,641	3,687
Lease receivables
Past Due Financing Receivable
Total Recorded Investment	6,320	6,593
Recorded Investment Not Accruing	97	107
Lease receivables | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	385	328
Recorded Investment > 90 Days and Accruing	292	225
Billed Invoices > 90 Days and Accruing	24	36
Lease receivables | Americas
Past Due Financing Receivable
Total Recorded Investment	3,827	3,911
Recorded Investment Not Accruing	57	44
Lease receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	310	239
Recorded Investment > 90 Days and Accruing	256	197
Billed Invoices > 90 Days and Accruing	19	29
Lease receivables | EMEA
Past Due Financing Receivable
Total Recorded Investment	1,341	1,349
Recorded Investment Not Accruing	16	27
Lease receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	25	32
Recorded Investment > 90 Days and Accruing	9	5
Billed Invoices > 90 Days and Accruing	1	3
Lease receivables | Asia Pacific
Past Due Financing Receivable
Total Recorded Investment	1,152	1,333
Recorded Investment Not Accruing	24	36
Lease receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	49	57
Recorded Investment > 90 Days and Accruing	27	23
Billed Invoices > 90 Days and Accruing	3	3
Loan receivables
Past Due Financing Receivable
Total Recorded Investment	12,981	12,667
Recorded Investment Not Accruing	203	224
Loan receivables | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	397	498
Recorded Investment > 90 Days and Accruing	202	283
Billed Invoices > 90 Days and Accruing	29	41
Loan receivables | Americas
Past Due Financing Receivable
Total Recorded Investment	6,817	6,715
Recorded Investment Not Accruing	99	96
Loan receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	259	345
Recorded Investment > 90 Days and Accruing	166	254
Billed Invoices > 90 Days and Accruing	24	38
Loan receivables | EMEA
Past Due Financing Receivable
Total Recorded Investment	3,675	3,597
Recorded Investment Not Accruing	73	74
Loan receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	98	90
Recorded Investment > 90 Days and Accruing	25	17
Billed Invoices > 90 Days and Accruing	3	0
Loan receivables | Asia Pacific
Past Due Financing Receivable
Total Recorded Investment	2,489	2,354
Recorded Investment Not Accruing	31	54
Loan receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	40	63
Recorded Investment > 90 Days and Accruing	11	12
Billed Invoices > 90 Days and Accruing	$ 1	$ 3